CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balances at Dec. 31, 2013	$ 175	$ 24	$ 1,551	$ (1,400)
Balance (in shares) at Dec. 31, 2013		9,182,867
Issuance of Ordinary shares ($0.95 per share), net of issuance costs of $0	1,012	$ 3	1,009	0
Issuance of Ordinary shares ($0.95 per share), net of issuance costs of $0 (in shares)		1,065,076
Issuance of Ordinary shares upon private placement ($6.07 per share), net of issuance costs of $382	4,368	$ 3	4,365	0
Issuance of Ordinary shares upon private placement ($6.07 per share), net of issuance costs of $382 (in shares)		782,537
Issuance of Ordinary shares and warrants for Ordinary shares	31,405	$ 9	31,396	0
Issuance of Ordinary shares and warrants for Ordinary shares (in shares)		3,200,000
Share-based compensation	736	$ 0	736	0
Net loss	(7,022)	0	0	(7,022)
Balance at Dec. 31, 2014	30,674	$ 39	39,057	(8,422)
Balance (in shares) at Dec. 31, 2014		14,230,480
Share-based compensation	2,623	$ 0	2,623	0
Net loss	(15,365)	0	0	(15,365)
Balance at Dec. 31, 2015	17,932	$ 39	41,680	(23,787)
Balance (in shares) at Dec. 31, 2015		14,230,480
Issuance of Ordinary shares and warrants for Ordinary shares	6,089	$ 6	6,083	0
Issuance of Ordinary shares and warrants for Ordinary shares (in shares)		2,161,290
Share-based compensation	700	$ 0	700	0
Net loss	(16,022)	0	0	(16,022)
Balance at Dec. 31, 2016	$ 8,699	$ 45	$ 48,463	$ (39,809)
Balance (in shares) at Dec. 31, 2016		16,391,770